Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
	June 30, 2026	December 31, 2025
Cash and cash equivalents	$1,180,511	$1,600,031
Investments held in Trust Account	$218,979,433	$200,119,181

The CODM reviews the position of total assets to assess if the Company has sufficient resources available to discharge its liabilities. The CODM is provided with details of cash and liquid resources available with the Company.

	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026
General and administrative costs	$779,635	$1,144,779
Interest earned on investments held in Trust Account	$1,921,278	$3,860,252

Schedule of Segment Reporting Information, by Segment	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
December 31, 2025
Cash	$1,600,031
Investments held in Trust Account	$200,119,181

The CODM reviews the position of total assets to assess if the Company has sufficient resources available to discharge its liabilities. The CODM is provided with details of cash and liquid resources available with the Company.

For the period from July 21, 2025 (inception) Through December 31, 2025
Formation, general, and administrative costs	$(139,654)
Share-based compensation expenses	$(346,500)
Interest earned on investments held in Trust Account	$119,181